Guarantor Subsidiaries Financial Information - Condensed Income Statement (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 1,077,814		$ 957,931							$ 3,245,671	$ 2,806,218
Cost of sales	(775,802)		(704,728)							(2,308,811)	(2,009,345)	$ (2,816,443)	$ (2,006,949)	$ (2,260,182)
Gross profit	302,012	$ 268,440	253,203	$ 273,963	$ 269,707	$ 219,189	$ 212,481	$ 237,389	$ 255,180	936,860	796,873	1,065,313	924,239	1,047,816
Total operating expenses	(176,833)		(151,537)							(556,879)	(467,338)	(644,234)	(467,632)	(438,962)
Income from operations	125,179	91,545	101,666	113,356	114,512	62,623	119,400	132,375	142,209	379,981	329,535	421,079	456,607	608,854
Interest (expense) income, net	(23,713)		(20,038)							(75,917)	(57,460)	(77,884)	(50,298)	(27,254)
Other income (expense), net	1,201		(443)							5,958	5,304	8,868	6,528	3,768
Equity earnings (loss)	0		0							0	0	0	0	0
Income from operations before income taxes	102,667		81,185							310,022	277,379	352,063	412,837	585,368
Income tax expense	(16,598)		(12,746)							(53,225)	(64,776)	(89,773)	(99,433)	(186,740)
Net income	86,069		68,439							256,797	212,603	262,290	313,404	398,628
Less: Net loss (gain) attributable to noncontrolling interest	1,670		(1,040)							3,724	710	(29)	(8,517)	0
Net income attributable to Wabtec shareholders	87,739	$ 48,948	67,399	$ 72,025	$ 73,889	$ 46,328	$ 82,428	$ 90,485	$ 94,163	260,521	213,313	262,261	304,887	398,628
Comprehensive income attributable to Wabtec shareholders	38,207		160,019							99,780	500,988	596,874	202,001	281,395
Elimination
Condensed Financial Statements, Captions [Line Items]
Net sales	(60,397)		(28,421)							(178,943)	(85,791)
Cost of sales	34,238		15,557							105,071	59,386	98,720	98,125	82,801
Gross profit	(26,159)		(12,864)							(73,872)	(26,405)	(30,605)	(43,825)	(62,213)
Total operating expenses	0		0							0	0	0	0	0
Income from operations	(26,159)		(12,864)							(73,872)	(26,405)	(30,605)	(43,825)	(62,213)
Interest (expense) income, net	0		0							0	0	0	0	0
Other income (expense), net	0		0							0	0	0	0	0
Equity earnings (loss)	(188,886)		(145,694)							(635,205)	(428,169)	(733,682)	(614,834)	(723,306)
Income from operations before income taxes	(215,045)		(158,558)							(709,077)	(454,574)	(764,287)	(658,659)	(785,519)
Income tax expense	0		0							0	0	0	0	0
Net income	(215,045)		(158,558)							(709,077)	(454,574)	(764,287)	(658,659)	(785,519)
Less: Net loss (gain) attributable to noncontrolling interest	0		0							0	0	0	0	0
Net income attributable to Wabtec shareholders	(215,045)		(158,558)							(709,077)	(454,574)	(764,287)	(658,659)	(785,519)
Comprehensive income attributable to Wabtec shareholders	(215,045)		(158,558)							(709,077)	(454,574)	(764,287)	(658,659)	(785,519)
Parent
Condensed Financial Statements, Captions [Line Items]
Net sales	169,445		134,905							499,172	417,156
Cost of sales	(122,946)		(111,774)							(364,523)	(311,037)	(440,911)	(473,700)	(531,269)
Gross profit	46,499		23,131							134,649	106,119	136,486	168,109	211,993
Total operating expenses	(37,090)		(22,886)							(122,497)	(80,478)	(114,199)	(142,817)	(142,310)
Income from operations	9,409		245							12,152	25,641	22,287	25,292	69,683
Interest (expense) income, net	(23,012)		(20,295)							(75,140)	(55,783)	(76,823)	(38,843)	(28,312)
Other income (expense), net	(1,479)		1,520							7,733	6,863	10,020	25,254	27,733
Equity earnings (loss)	97,128		80,874							330,978	246,103	416,068	322,650	506,903
Income from operations before income taxes	82,046		62,344							275,723	222,824	371,552	334,353	576,007
Income tax expense	5,693		5,056							(15,202)	(9,511)	(109,294)	(29,466)	(177,379)
Net income	87,739		67,400							260,521	213,313	262,258	304,887	398,628
Less: Net loss (gain) attributable to noncontrolling interest	0		0							0	0	0	0	0
Net income attributable to Wabtec shareholders	87,739		67,400							260,521	213,313	262,258	304,887	398,628
Comprehensive income attributable to Wabtec shareholders	87,867		66,815							261,156	214,483	263,907	305,180	409,734
Guarantors
Condensed Financial Statements, Captions [Line Items]
Net sales	118,516		89,881							374,599	288,312
Cost of sales	(75,021)		(53,692)							(236,699)	(177,593)	(255,792)	(280,973)	(311,911)
Gross profit	43,495		36,189							137,900	110,719	142,428	154,891	367,555
Total operating expenses	(14,746)		(12,714)							(40,687)	(37,783)	(50,902)	(50,361)	(36,358)
Income from operations	28,749		23,475							97,213	72,936	91,526	104,530	331,197
Interest (expense) income, net	3,212		2,811							9,291	8,041	10,916	9,294	8,406
Other income (expense), net	1		0							(678)	(229)	274	(1,689)	(3,711)
Equity earnings (loss)	91,758		64,820							304,227	182,066	317,614	292,184	216,403
Income from operations before income taxes	123,720		91,106							410,053	262,814	420,330	404,319	552,295
Income tax expense	(2)		0							(2)	0	18,762	(52,308)	8,760
Net income	123,718		91,106							410,051	262,814	439,092	352,011	561,055
Less: Net loss (gain) attributable to noncontrolling interest	0		0							0	0	0	0	0
Net income attributable to Wabtec shareholders	123,718		91,106							410,051	262,814	439,092	352,011	561,055
Comprehensive income attributable to Wabtec shareholders	123,718		91,106							410,051	262,814	439,092	352,011	561,055
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Net sales	850,250		761,566							2,550,843	2,186,541
Cost of sales	(612,073)		(554,819)							(1,812,660)	(1,580,101)	(2,218,460)	(1,350,401)	(1,499,803)
Gross profit	238,177		206,747							738,183	606,440	817,004	645,064	530,481
Total operating expenses	(124,997)		(115,937)							(393,695)	(349,077)	(479,133)	(274,454)	(260,294)
Income from operations	113,180		90,810							344,488	257,363	337,871	370,610	270,187
Interest (expense) income, net	(3,913)		(2,554)							(10,068)	(9,718)	(11,977)	(20,749)	(7,348)
Other income (expense), net	2,679		(1,963)							(1,097)	(1,330)	(1,426)	(17,037)	(20,254)
Equity earnings (loss)	0		0							0	0	0	0	0
Income from operations before income taxes	111,946		86,293							333,323	246,315	324,468	332,824	242,585
Income tax expense	(22,289)		(17,802)							(38,021)	(55,265)	759	(17,659)	(18,121)
Net income	89,657		68,491							295,302	191,050	325,227	315,165	224,464
Less: Net loss (gain) attributable to noncontrolling interest	1,670		(1,040)							3,724	710	(29)	(8,517)	0
Net income attributable to Wabtec shareholders	91,327		67,451							299,026	191,760	325,198	306,648	224,464
Comprehensive income attributable to Wabtec shareholders	$ 41,667		$ 160,656							$ 137,650	$ 478,265	$ 658,162	$ 203,469	$ 96,125